Acquisitions, Acquired Intangible Assets, and Goodwill - Purchase Price Allocation (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Aug. 27, 2020	Dec. 31, 2019
Fair value of tangible assets:
Goodwill	$ 1,991	$ 1,991		$ 0
Prowly
Fair value of tangible assets:
Cash			$ 135
Accounts receivable			193
Other assets			8
Goodwill			1,991
Identifiable intangible assets			1,262
Total assets acquired			3,589
Liabilities assumed
Accounts payable			11
Accrued expenses			60
Deferred revenue			80
Deferred tax liability			121
Total liabilities assumed			272
Net assets acquired			$ 3,317